UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2020
For the fiscal period from April 1, 2020 through September 30, 2020
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/125.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Matisse Discounted Closed-End Fund Strategy:

See Our Web sites @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Matisse, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Matisse.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2020
	Shares	Value (Note 1)

CLOSED-END FUNDS - 98.34%
Aberdeen Asia-Pacific Income Fund, Inc.	725,213	$2,893,600
Aberdeen Emerging Markets Equity Income Fund, Inc.	117,348	760,415
Aberdeen Japan Equity Fund, Inc.	272,145	2,252,000
Adams Diversified Equity Fund, Inc.	653,582	10,594,564
Adams Natural Resources Fund, Inc. (a)	0	0
AllianzGI Artificial Intelligence & Technology Opportunities Fund	147,446	3,181,885
AllianzGI Convertible & Income Fund II	170,010	698,741
Apollo Senior Floating Rate Fund, Inc.	74,404	953,859
Ares Dynamic Credit Allocation Fund, Inc.	52,104	660,679
ASA Gold and Precious Metals Ltd.	341,298	7,262,821
BlackRock Resources & Commodities Strategy Trust	594,040	3,534,538
Boulder Growth & Income Fund, Inc.	400,525	4,005,250
Calamos Long/Short Equity & Dynamic Income Trust	279,268	4,054,971
CBRE Clarion Global Real Estate Income Fund	581,001	3,474,386
Central and Eastern Europe Fund, Inc.	48,248	947,591
Central Securities Corp.	292,000	8,465,080
Clough Global Equity Fund	396,000	4,439,160
Clough Global Opportunities Fund	194,522	1,816,835
Dividend and Income Fund	370,000	3,367,000
Eagle Capital Growth Fund, Inc.	70,000	496,300
First Eagle Senior Loan Fund	140,242	1,739,001
First Trust Energy Income and Growth Fund	4,499	40,761
First Trust Energy Infrastructure Fund	30,000	268,500
First Trust MLP and Energy Income Fund	270,837	1,256,684
General American Investors Co., Inc.	152,128	5,164,746
Highland Global Allocation Fund	681,000	4,222,200
Highland Income Fund	1,065,000	9,148,350
Invesco Dynamic Credit Opportunities Fund	371,000	3,416,910
Invesco Senior Income Trust	188,792	690,979
Japan Smaller Capitalization Fund, Inc.	392,925	3,406,660
Kayne Anderson Energy Infrastructure Fund	343,603	1,370,976
Kayne Anderson NextGen Energy & Infrastructure, Inc.	1,226,302	4,941,997
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	26,198	201,201
Miller/Howard High Dividend Fund	560,000	3,449,600
Morgan Stanley China A Share Fund, Inc.	551,000	11,637,120
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,493,000	8,301,080
Morgan Stanley India Investment Fund, Inc.	275,901	4,786,882
NexPoint Strategic Opportunities Fund	849,467	7,356,384
Nuveen Diversified Dividend and Income Fund	93,813	728,927
Nuveen Real Asset Income and Growth Fund	51,646	622,851
Nuveen Short Duration Credit Opportunities Fund	24,507	303,397
Pershing Square Holdings Ltd.	790,000	21,606,500
PIMCO Energy & Tactical Credit Opportunities Fund	564,558	3,494,614
Principal Real Estate Income Fund	148,877	1,594,473

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2020
			Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
		RiverNorth Specialty Finance Corp.	151,740	$2,250,335
		RMR Mortgage Trust	297,923	2,696,203
		Royce Micro-Cap Trust, Inc.	94,556	725,245
		Royce Value Trust, Inc.	40,392	510,555
		Tekla Healthcare Investors	169,541	3,495,935
		Tekla Life Sciences Investors	319,311	5,613,487
		Templeton Dragon Fund, Inc.	133,085	2,918,554
		Templeton Emerging Markets Income Fund	140,531	1,041,335
		Tetragon Financial Group Ltd.	1,027,007	8,791,180
		The China Fund, Inc.	118,570	2,985,593
		The Gabelli Dividend & Income Trust	165,002	3,027,787
		The Gabelli Global Small and Mid Cap Value Trust	222,047	2,240,454
		The Gabelli Healthcare & WellnessRx Trust	47,848	493,791
		The GDL Fund	205,769	1,724,344
		The Herzfeld Caribbean Basin Fund, Inc.	121,019	434,458
		The India Fund, Inc.	24,081	397,336
	*	The New Ireland Fund, Inc.	149,000	1,253,090
		The Swiss Helvetia Fund, Inc.	303,803	2,515,489
		The Taiwan Fund, Inc.	93,000	2,141,790
	*	Third Point Investors Ltd.	770,000	13,205,500
		Tortoise Essential Assets Income Term Fund	331,170	3,497,155
		Tri-Continental Corp.	50,000	1,296,500
		Vertical Capital Income Fund	311,000	3,088,230
		Voya Global Advantage and Premium Opportunity Fund	464,610	3,874,847
		Voya Global Equity Dividend and Premium Opportunity Fund	783,000	3,875,850
		Voya Infrastructure Industrials and Materials Fund	196,613	1,869,790

		Total Closed-End Funds (Cost $212,326,333)		239,575,301

SHORT-TERM INVESTMENT - 1.59%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%		3,876,703	3,876,703

	Total Short-Term Investment (Cost $3,876,703)			3,876,703

Investments, at Value (Cost $216,203,036) - 99.93%				$243,452,004

Other Assets Less Liabilities - 0.07%				178,725

	Net Assets - 100.00%			$243,630,729

	(a)	Security's total market value is less than $0.01.
	*	Non-income producing investment
	§	Represents 7 day effective SEC yield
	The following acronyms or abbreviations are used in this Schedule:
		MLP - Master Limited Partnership
		ETF - Exchange-Traded Fund
				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2020

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	98.34%	$239,575,301
Short-Term Investment	1.59%	3,876,703
Other Assets Less Liabilities	0.07%	178,725
Total Net Assets	100.00%	$243,630,729

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2020

Assets:
Investments, at value (cost $216,203,036)	$243,452,004
Due from broker	1,906
Receivables:
Fund shares sold	41,080
Dividends and interest	307,683
Prepaid Expenses:
Professional fees	14,339
Registration and filing expenses	14,292
Administration fees	7,568
Trustee fees and meeting expenses	5,890
Fund accounting fees	2,277
Insurance fees	2,245

Total assets	243,849,284

Liabilities:
Accrued expenses:
Advisory fees	200,673
Custody fees	7,384
Shareholder fulfillment expenses	7,067
Interest expense	1,906
Miscellaneous expenses	740
Security pricing fees	433
Compliance fees	353

Total liabilities	218,556

Net Assets	$243,630,728

Net Assets Consist of:
Paid in Interest	$214,880,982
Distributable Earnings	28,749,747

Net Assets	$243,630,729

Institutional Class shares outstanding, no par value (unlimited authorized shares)	32,846,447
Net Assets	$243,630,728
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$7.42

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2020

Investment Income:
Dividends	$6,923,854

Total Investment Income	6,923,854

Expenses:
Advisory fees (note 2)	1,132,778
Administration fees (note 2)	109,620
Custody fees (note 2)	28,151
Fund accounting fees (note 2)	24,942
Professional fees	23,988
Registration and filing expenses	21,105
Shareholder fulfillment expenses	12,990
Transfer agent fees (note 2)	10,500
Interest expenses (note 9)	8,833
Compliance fees (note 2)	6,309
Trustee fees and meeting expenses (note 3)	5,981
Security pricing fees	4,947
Miscellaneous expenses	2,396
Insurance fees	2,073

Total Expenses	1,394,613

Advisor fees waived (note 2)	-

Net Expenses	1,394,613

Net Investment Income	5,529,241

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investments	7,970,735
Capital gain distributions from underlying funds	264,431
Total net realized gain	8,235,166

Net change in unrealized appreciation on investments	33,092,662

Net Realized and Unrealized Gain on Investments	41,327,828

Net Increase in Net Assets Resulting from Operations	$46,857,069

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets
			September 30,	March 31,
For the fiscal year or period ended			2020 (a)	2020

Operations:
Net investment income			$5,529,241	$1,434,275
Net realized gain (loss) from investment transactions			7,970,735	(206,926)
Capital gain distributions from underlying funds			264,431	234,857
Net change in unrealized appreciation (depreciation) on investments			33,092,662	(6,749,546)

Net Increase (Decrease) in Net Assets Resulting from Operations			46,857,069	(5,287,340)

Distributions to Shareholders:
Institutional Class Shares			(8,430,262)	(7,325,465)

Decrease in Net Assets Resulting from Distributions			(8,430,262)	(7,325,465)

Beneficial Interest Transactions:
Shares sold			40,264,295	148,694,852
Reinvested dividends and distributions			8,026,619	7,085,028
Shares repurchased			(18,493,025)	(16,995,487)

Increase from Beneficial Interest Transactions			29,797,889	138,784,393

Net Increase in Net Assets			68,224,696	126,171,588

Net Assets:
Beginning of Period			175,406,032	49,234,444
End of Period			$243,630,728	$175,406,032

	September 30,		March 31,
	2020 (a)		2020

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,788,000	$40,264,295	24,497,198	$148,694,852
Reinvested dividends and distributions	1,104,195	8,026,619	933,567	7,085,028
Shares repurchased	(2,542,608)	(18,493,025)	(1,814,014)	(16,995,487)
Net Increase in Shares of
Beneficial Interest	4,349,587	$29,797,889	23,616,751	$138,784,393

(a) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	September 30,		March 31,
of the fiscal years or period ended	2020	(f)	2020		2019		2018	2017

Net Asset Value, Beginning of Period	$ 6.16		$ 10.09		$ 11.10		$ 10.36	$ 8.88

Income from Investment Operations
Net investment income (e)	0.09		0.28		0.20		0.13	0.29
Net realized and unrealized gain (loss)
on investments	1.31		(3.19)		0.31		0.99	1.48

Total from Investment Operations	1.40		(2.91)		0.51		1.12	1.77

Less Distributions:
Dividends (from net investment income)	(0.15)		(0.39)		(0.38)		(0.20)	(0.29)
Distributions (from capital gains)	-		(0.63)		(1.14)		(0.18)	-
Return of capital	-		-		-		-	-

Total Distributions	(0.15)		(1.02)		(1.52)		(0.38)	(0.29)

Net Asset Value, End of Period	$ 7.42		$ 6.16		$ 10.09		$ 11.10	$ 10.36

Total Return (a)	24.87%	(h)	(32.01)%		6.53%		10.89%	20.27%

Net Assets, End of Period (in thousands)	$ 243,631		$ 175,406		$ 49,234		$ 94,049	$ 104,448

Ratios of:
Interest Expense to Average Net Assets	0.00%	(d)(g)	0.13%		0.14%		-	0.00%	(d)
Gross Expenses to Average Net Assets (b)	1.22%	(c)(g)	1.66%	(c)	1.55%	(c)	1.33%	1.50%	(c)
Net Expenses to Average Net Assets (b)	1.22%	(c)(g)	1.37%	(c)	1.38%	(c)	1.25%	1.25%	(c)
Net Investment Income to Average
Net Assets (b)	4.84%	(g)	3.04%		2.02%		1.19%	2.98%

Portfolio turnover rate	37.85%	(h)	101.38%		55.00%		71.82%	99.61%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(b)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(c) Includes interest expense.
(d) Less than 0.01% per share.
(e)	Calculated using the average shares method.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

1.  Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Deschutes Portfolio Strategies, LLC, dba Matisse Capital, (the “Advisor”), seeks to achieve the Fund’s investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds that pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.  The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings, for investment purposes, in discounted closed-end funds.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2020 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$239,575,301	$239,575,301	$-	$-
Short-Term Investment	3,876,703	3,876,703	-	-
Total Assets	$243,452,004	$243,452,004	$-	$-

(a)	The Fund had no Level 3 securities as of the fiscal period ended September 30, 2020.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.99% of the Fund’s average daily net assets.  For the fiscal period ended September 30, 2020, $1,132,778 in advisory fees were incurred, none of which were waived by the Advisor.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2020, the Administrator received $2,396 in miscellaneous expenses.

A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state
First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150
Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%
Next $100 million	0.080%				Over $100 million	0.01%

Next $100 million	0.070%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.

Next $100 million	0.060%

Over $500 million	0.050%

Over $750 million	0.040%

Over $1 billion	0.030%

The Fund incurred $109,620 in administration fees, $28,151 in custody fees, and $29,942 in fund accounting fees for the fiscal period ended September 30, 2020.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Prior to April 1, 2020, the Independent Trustees received $2,000 each year from the Fund plus $500 per meeting for any special meeting held for the Fund.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees. Certain officers of the Trust may also be officers of the Administrator.

4.  Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$114,151,680	$83,687,184

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open years ended March 31, 2018 through March 31, 2020, and during the fiscal period ended September 30, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period, the Fund did not incur any interest or penalties.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

Distributions during the year or period ended were characterized for tax purposes as follows:

	September 30, 2020	March 31, 2020
Ordinary Income	$ 8,430,262	$ 4,669,512
Tax-Exempt Income	-	10,812
Long-Term Capital Gain	-	2,645,141

At September 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$216,203,036

Unrealized Appreciation	33,928,360
Unrealized Depreciation	(6,679,392)
Net Unrealized Appreciation	$27,248,968

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2020, Pershing LLC held 74.37% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares of record owned by Pershing LLC are also owned beneficially.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.   Borrowings

The Fund established a borrowing agreement with Interactive Brokers LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% on the first $100,000, the Federal Funds rate plus 1.00% on the next $900,000, the Federal Funds rate plus 0.50% on balances between $1,000,000 and $3,000,000, and the Federal Funds rate plus 0.30% on balances greater than $3,000,000. The average borrowing during the fiscal period from April 1, 2020 through September 30, 2020 was $3,268,459, and the average interest rate during the same period was 0.94%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal period ended September 30, 2020.  Total interest expense for the fiscal period was $8,833 as reflected in the Statement of Operations.

9.  Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Matisse Discounted Closed-End Fund Strategy
Additional Information (Unaudited)
As of September 30, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended September 30, 2020.

During the fiscal period, the Fund paid $8,430,262 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Matisse Discounted Closed-End Fund Strategy
Additional Information (Unaudited)
As of September 30, 2020
Institutional Class Shares	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,248.70	$6.88
	$1,000.00	$1,018.95	$6.17
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 1.22%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Approval of Investment Advisory Agreement

In connection with the regular Board meeting held on March 12, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Advisor began managing the Fund (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay distribution expenses).  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.  The Trustees also noted the addition of a new CCO.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies, and limitations.  The Trustees noted that the Fund outperformed the peer group and the category for the 1-year and 5-year periods and underperformed the peer group but outperformed the category for the since inception period.  The Trustees noted that performance year-to-date was down by a large amount.

(Continued)

Matisse Discounted Closed-End Fund Strategy
Additional Information (Unaudited)
As of September 30, 2020

After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.
(iii)
Fees and Expenses.  The Trustees noted the management fees for the Fund under the Investment Advisory Agreement.  The Trustees noted that the management fee was higher than the average of the peer group and category but was in line with other similar accounts managed by the Advisor, and the expense ratio for the Fund was lower than the category average but higher than the peer group average.  They further discussed that the Advisor believed this was due primarily to the small size of the Fund relative to those comparison groups.  The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months.  The Board noted that the Advisor did not realize a profit for the prior twelve months of operations.  After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 200 Lake Oswego, Oregon 97035

Telephone: 800-773-3863	Telephone: 503-210-3001

World Wide Web @: ncfunds.com	World Wide Web @: matissefunds.com

Semi-Annual Report 2020
For the initial period from April 30, 2020 (Date of Initial
Public Investment) through September 30, 2020
(Unaudited)

Matisse Discounted Bond
CEF Strategy

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Bond CEF Strategy (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Matisse Discounted Bond CEF Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Bond CEF Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Bond CEF Strategy (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/127.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Matisse Discounted Bond CEF Strategy:

See Our Web sites @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Matisse, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Matisse.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Matisse Discounted Bond CEF Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2020
	Shares	Value (Note 1)

CLOSED-END FUNDS - 97.27%
Aberdeen Asia-Pacific Income Fund, Inc.	122,641	$489,338
Angel Oak Dynamic Financial Strategies Income Term Trust	15,968	284,390
Angel Oak Financial Strategies Income Term Trust	18,300	308,355
Apollo Senior Floating Rate Fund, Inc.	50,000	641,000
Apollo Tactical Income Fund, Inc.	51,000	648,210
Ares Dynamic Credit Allocation Fund, Inc.	46,000	583,280
BlackRock California Municipal Income Trust	31,063	409,721
BlackRock Floating Rate Income Strategies Fund, Inc.	25,665	295,148
BlackRock Floating Rate Income Trust	6,700	75,241
BlackRock MuniYield New Jersey Fund, Inc.	37,900	522,641
Blackstone / GSO Senior Floating Rate Term Fund	732	10,072
Blackstone / GSO Strategic Credit Fund	33,101	404,494
Blackstone/GSO Long-Short Credit Income Fund	34,700	446,242
BNY Mellon High Yield Strategies Fund	71,000	192,410
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	4,276	49,217
Credit Suisse Asset Management Income Fund, Inc.	14,173	41,669
Credit Suisse High Yield Bond Fund	215,000	453,650
Delaware Investments Minnesota Municipal Income Fund II, Inc.	18,300	237,900
Delaware Investments National Municipal Income Fund	3,500	43,188
DWS Strategic Municipal Income Trust	40,029	434,315
Eaton Vance Floating-Rate Income Trust	142	1,687
Eaton Vance Ltd Duration Income Fund	2,981	33,715
Eaton Vance Short Duration Diversified Income Fund	49,517	566,970
First Eagle Senior Loan Fund	52,000	644,800
First Trust Senior Floating Rate Income Fund II	1,300	14,261
Highland Income Fund	75,000	644,250
Invesco Dynamic Credit Opportunities Fund	70,000	644,700
Invesco High Income Trust II	8,000	98,080
Invesco Pennsylvania Value Municipal Income Trust	15,500	190,030
Invesco Senior Income Trust	50,000	183,000
Invesco Trust for Investment Grade New York Municipals	14,300	177,034
Morgan Stanley Emerging Markets Debt Fund, Inc.	76,000	637,640
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	116,000	644,960
Neuberger Berman California Municipal Fund, Inc.	42,000	543,480
Neuberger Berman New York Municipal Fund, Inc.	8,900	103,596
Nuveen Credit Strategies Income Fund	31,249	184,682
Nuveen Floating Rate Income Fund	43,168	358,726
Nuveen Floating Rate Income Opportunity Fund	9,000	73,800
Nuveen Georgia Quality Municipal Income Fund	7,600	92,720
Nuveen Global High Income Fund	38,103	515,534
Nuveen Michigan Quality Municipal Income Fund	10,000	141,800
Nuveen New Jersey Municipal Value Fund	15,005	207,069
Nuveen New Jersey Quality Municipal Income Fund	48,000	649,440
Nuveen New York Municipal Value Fund 2	1,944	28,771
Nuveen Ohio Quality Municipal Income Fund	19,708	296,211
Nuveen Short Duration Credit Opportunities Fund	36,392	450,533
		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2020
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
PGIM Global High Yield Fund, Inc.		28,584	$378,738
RiverNorth Specialty Finance Corp.		29,203	433,086
Templeton Emerging Markets Income Fund		86,000	637,260
Templeton Global Income Fund		35,000	187,250
Vertical Capital Income Fund		35,700	354,501
Western Asset Emerging Markets Debt Fund, Inc.		48,000	591,360
Western Asset Inflation-Linked Opportunities & Income Fund		38,300	430,492
Western Asset Intermediate Muni Fund, Inc.		14,797	134,061

Total Closed-End Funds (Cost $162,816,450)			17,844,718

SHORT-TERM INVESTMENT - 4.15%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%	760,825	760,825

Total Short-Term Investment (Cost $760,825)			760,825

Investments, at Value (Cost $18,375,763) - 101.42%			$18,605,543

Liabilities in Excess of Other Assets - (1.42)%			(259,721)

Net Assets - 100.00%			$18,345,822

* Non-income producing investment
§	Represents 7 day effective SEC yield as of September 30, 2020

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	97.27%	$17,844,718
Short-Term Investment	4.15%	760,825
LIabilities in Excess of Other Assets	-1.42%	(259,721)
Total Net Assets	100.00%	$18,345,822

See Notes to Financial Statements

Matisse Discounted Bond CEF Strategy

Statement of Assets and Liabilities

As of September 30, 2020

Assets:
Investments, at value (cost $18,375,763)	$18,605,541
Receivables:
Fund shares sold	1,750,501
Dividends and interest	35,499
From Advisor	5,005
Prepaid Expenses:
Insurance fees	2,286
Registration and filing expenses	2,264
Fund accounting fees	231
Miscellaneous reporting expenses	220
Trustee fees and meeting expenses	175

Total assets	20,401,722

Liabilities:
Payables:
Investments purchased	2,035,565
Accrued expenses:
Professional fees	12,456
Security pricing fees	2,153
Transfer agent fees	1,848
Shareholder fulfillment expenses	1,744
Administration fees	1,005
Custody fees	903
Compliance fees	226

Total liabilities	2,055,900

Net Assets	$18,345,822

Net Assets Consist of:
Paid in Interest	$18,161,930
Distributable Earnings	183,892

Net Assets	$18,345,822

Institutional Class shares outstanding, no par value (unlimited authorized shares)	1,657,252
Net Assets	$18,345,822
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$11.07

See Notes to Financial Statements

Matisse Discounted Bond CEF Strategy

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2020

Investment Income:
Dividends	$222,255

Total Investment Income	222,255

Expenses:
Advisory fees (note 2)	20,777
Professional fees	15,300
Registration and filing expenses	13,293
Administration fees (note 2)	12,672
Fund accounting fees (note 2)	11,619
Transfer agent fees (note 2)	8,848
Shareholder fulfillment expenses	4,940
Custody fees (note 2)	4,437
Security pricing fees	3,890
Trustee fees and meeting expenses (note 3)	3,825
Compliance fees (note 2)	1,893
Insurance fees	1,714
Miscellaneous expenses (note 2)	780

Total Expenses	103,988

Advisor fees waived (note 2)	(20,762)
Expenses reimbursed by Advisor (note 2)	(53,799)

Net Expenses	29,427

Net Investment Income	192,828

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	67,071

Net change in unrealized appreciation on investments	229,778

Net Realized and Unrealized Gain on Investments	296,849

Net Increase in Net Assets Resulting from Operations	$489,677

See Notes to Financial Statements

Matisse Discounted Bond CEF Strategy

Statement of Changes in Net Assets
(Unaudited)

For the initial period from April 30, 2020 (Date of Initial Public Investment) through September 30, 2020

Operations:
Net investment income		$192,828
Net realized gain from investment transactions		67,071
Net change in unrealized appreciation on investments		229,778

Net Increase in Net Assets Resulting from Operations		489,677

Distributions to Shareholders:
Institutional Class Shares		(305,785)

Decrease in Net Assets Resulting from Distributions		(305,785)

Beneficial Interest Transactions:
Shares sold		17,944,429
Reinvested dividends and distributions		304,447
Shares repurchased		(86,946)

Increase from Beneficial Interest Transactions		18,161,930

Net Increase (Decrease) in Net Assets		18,345,822

Net Assets:
Beginning of Period		-
End of Period		$18,345,822

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,637,438	$17,944,429
Reinvested dividends and distributions	27,873	304,447
Shares repurchased	(8,059)	(86,946)
Net Increase in Shares of Beneficial Interest	1,657,252	$18,161,930

See Notes to Financial Statements

Matisse Discounted Bond CEF Strategy

Financial Highlights
(Unaudited)

For a share outstanding during the initial period from April 30, 2020
(Date of Initial Public Investment) through September 30, 2020	Institutional Class Shares

Net Asset Value, Beginning of Period	$ 10.00

Income from Investment Operations
Net investment income	0.23
Net realized and unrealized gain
on investments	1.14

Total from Investment Operations	1.37

Less Distributions:
Dividends (from net investment income)	(0.30)

Total Distributions	(0.30)

Net Asset Value, End of Period	$ 11.07

Total Return	13.80%	(b)

Net Assets, End of Period (in thousands)	$ 18,346

Ratios of:
Gross Expenses to Average Net Assets (a)	4.16%	(a)
Net Expenses to Average Net Assets (a)	0.99%	(a)
Net Investment Income to Average
Net Assets (a)	6.43%	(a)

Portfolio turnover rate	7.60%	(b)

(a)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements

Matisse Discounted Bond CEF Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020
1.  Organization and Significant Accounting Policies

The Matisse Discounted Bond CEF Strategy (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Deschutes Portfolio Strategies, LLC, dba Matisse Capital, (the “Advisor”), seeks to achieve the Fund’s investment objective of total return with an emphasis on providing current income by principally investment in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940.  The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Matisse Discounted Bond CEF Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2020 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$17,844,718	$17,844,718	$-	$-
Short-Term Investment	760,825	760,825	-	-
Total Assets	$18,605,543	$18,605,543	$-	$-

(a)	The Fund had no Level 3 securities as of the initial period ended September 30, 2020.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.99% of the Fund’s average daily net assets.  For the initial period from April 30, 2020 (Date of Initial Public Investment) through September 30, 2020, $20,777 in advisory fees were incurred, all of which were waived and $53,799 were reimbursed by the Advisor.
(Continued)

Matisse Discounted Bond CEF Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.99% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2020, the Administrator received $780 in miscellaneous expenses.

A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state
First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150

Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%

Next $100 million	0.080%				Over $100 million	0.01%

Next $100 million	0.070%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.

Next $100 million	0.060%

Over $500 million	0.050%

Over $750 million	0.040%

Over $1 billion	0.030%

The Fund incurred $12,672 in administration fees, $4,437 in custody fees, and $11,619 in fund accounting fees for the initial period from April 30, 2020 (Date of Initial Public Investment) through September 30, 2020.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

(Continued)

Matisse Discounted Bond CEF Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Prior to April 1, 2020, the Independent Trustees received $2,000 each year from the Fund plus $500 per meeting for any special meeting held for the Fund.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.  Purchases and Sales of Investment Securities

For the initial period ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$18,187,782	$572,844

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions during the initial period ended September 30, 2020 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period, the Fund did not incur any interest or penalties.

(Continued)

Matisse Discounted Bond CEF Strategy
Notes to Financial Statements (Unaudited)
As of September 30, 2020

Distributions during the period ended were characterized for tax purposes as follows:

September 30, 2020
Ordinary Income	$ 305,785

At September 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 18,375,763

Unrealized Appreciation	302,253
Unrealized Depreciation	(72,475)
Net Unrealized Appreciation	$ 229,778

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2020, Charles Schwab & Co., Inc. held 81.22% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares of record owned by Charles Schwab & Co., Inc. are also owned beneficially.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Matisse Discounted Bond CEF Strategy
Additional Information (Unaudited)
As of September 30, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal period.  The following information is provided for the Fund’s initial period ended September 30, 2020.

During the initial period, the Fund paid $305,785 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the initial period from April 30, 2020 (Date of Initial Public Investment) through September 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Matisse Discounted Bond CEF Strategy
Additional Information (Unaudited)
As of September 30, 2020
Institutional Class Shares	Beginning Account Value April 30, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,138.00	$4.47
	$1,000.00	$1,016.92	$4.21
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 0.99%, multiplied by the number of days in the initial period divided by the number of days in the fiscal year (to reflect the initial period).

5.	Approval of Investment Advisory Agreement
In connection with the organizational Board meeting held on March 8, 2018, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. It was noted that, as the Fund had not yet launched, and that therefore the Advisor had not provided any services to it to review. It was also noted that the Advisor provided investment advisory services to another series of the Trust, the Matisse Discounted Closed End Fund Strategy, and that, given the circumstances and the similarities between the funds and Investment Advisory Agreements, the Trustees would review its services under that agreement in addition to the services proposed to be provided under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Matisse Discounted Closed End Fund Strategy and proposed to be provided to the Fund including, without limitation, the quality of its investment advisory services since the Matisse Discounted Closed End Fund Strategy’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives, policies, and limitations; its coordination of services for the funds among the funds’ service providers; and its efforts to promote the funds, grow the Fund’s assets, and assist in the distribution of the Fund’s shares.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees noted that the Advisor was proposing to enter into an expense limitation agreement with the Fund in which it would waive part of its advisory fee or otherwise reimburse the Fund for expenses incurred in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.

(Continued)

Matisse Discounted Bond CEF Strategy
Additional Information (Unaudited)
As of September 30, 2020

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were expected to be satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees then noted that, as the Fund had not yet launched and therefore had no performance to review, the Board would review the performance of other accounts managed by the Advisor with comparable investment objectives and strategies. The Trustees compared the performance of the comparable accounts with the performance of its peer group average and Morningstar category average.  The Trustees noted that the comparable accounts’ performance was greater than that of its peer group average and Morningstar category average for all periods shown. The Trustees also considered the consistency of the Advisor’s management of the Matisse Discounted Closed End Fund Strategy with its investment objective, policies and limitations. After reviewing the investment performance of the comparable accounts, the Advisor’s experience managing comparable strategies, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Advisor was satisfactory.

(iii)
Fees and Expenses.  The Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement was 0.70% of average daily net assets. The Trustees then compared the advisory fee and expense ratio of the Fund to other comparable funds. The Trustees noted that the management fee was higher than the peer group and Morningstar category averages and that the expense ratio was above the peer group average but below the Morningstar category average. It was noted that, since the Fund had not yet launched, that projected assets would likely be significantly lower than the peer group and Morningstar category averages. The Board also noted that, while the management fee was above the average of the peer group and Morningstar category, it was within the range of fees.

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund.  The Board noted that the Advisor did estimate that it would realize a profit of 41.1% for both the initial twelve months of operations and the second twelve months of operations.

The Independent Trustees discussed the profitability level of the Advisor, noting, among other facts and circumstances, that the profitability derived from the Advisor’s work for an existing fund, the level of profitability was a function of current and expected expenses, and it was important for the Advisor to make a profit in order to have adequate resources to operate the new Fund.  Mr. Cohen advised that neither the courts nor the SEC had provided a definitive test for determining an advisor’s excessive profitability, the courts had not objected to advisor profitability levels higher than 41%, and the test was one of facts and circumstances based on the Trustees’ business judgment.
The Board considered the quality of the Advisor’s service to the Matisse Discounted Closed End Fund Strategy, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees noted that the size of the Fund was projected to be relatively small upon launch, and that it would therefore not immediately realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels. The Trustees noted that the Fund would be a relatively small size for some time and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

(Continued)

Matisse Discounted Bond CEF Strategy
Additional Information (Unaudited)
As of September 30, 2020

The Trustees noted that the Advisor was proposing to enter into an expense limitation agreement with the Fund in which it would waive part of its advisory fee or otherwise reimburse the Fund for expenses incurred in order to help limit the Fund’s annual operating expenses. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.
Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

Matisse Discounted Bond CEF Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 200 Lake Oswego, Oregon 97035

Telephone: 800-773-3863	Telephone: 503-210-3001

World Wide Web @: ncfunds.com	World Wide Web @: matissefunds.com

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 3, 2020